Segmented Information (Tables)	12 Months Ended
Dec. 31, 2011
Segmented Information [Abstract]
Schedule of information with respect to segment

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	—				—	—

North America	14,855	14,764	$ 358	$1,373	$644	558	1,867

Europe
Euroland [i]	10,122	9,956				292	1,012
Great Britain	913	909				7	53
Other European countries	1,707	1,564				124	537
Eliminations	(186)	—				—	—

Europe	12,556	12,429	259	(22)	393	423	1,602

Rest of World	1,599	1,506	38	56	158	236	485
Corporate and Other [ii], [iii]	(262)	49	31	(40)	1	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$ 686	$ 1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

	2010
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,122	$4,777				$126	$638
United States	5,808	5,348				130	668
Mexico	2,346	2,189				49	371
Eliminations	(906)	—				—	—

North America	12,370	12,314	$358	$1,116	$651	305	1,677

Europe
Euroland [i]	8,338	8,185				177	970
Great Britain	813	813				5	58
Other European countries	1,271	1,170				131	490
Eliminations	(133)	—				—	—

Europe	10,289	10,168	242	117	402	313	1,518

Rest of World	1,016	930	27	72	140	44	211
Corporate and Other [ii], [iii]	(210)	53	29	(94)	1	84	336

Total reportable segments	23,465	23,465	656	1,211	1,194	746	3,742
Other expense, net				(25)
Interest income, net				11

	$23,465	$23,465	$656	$1,197	$1,194	$746	3,742
Current assets							7,485
Investments, goodwill, deferred tax assets and other assets							2,447

Consolidated total assets							$13,674

	2009
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$3,299	$3,000				$62	$644
United States	4,008	3,762				71	709
Mexico	1,240	1,150				60	363
Eliminations	(550)	—				—	—

North America	7,997	7,912	$410	$25	$639	193	1,716

Europe
Euroland [i]	6,810	6,675				186	1,041
Great Britain	748	748				4	67
Other European countries	1,047	927				103	379
Eliminations	(160)	—				—	—

Europe	8,445	8,350	274	(273)	421	293	1,487

Rest of World	650	600	21	40	78	23	150
Corporate and Other [ii], [iii]	(216)	14	20	(71)	—	107	388

Total reportable segments	16,876	16,876	725	(279)	1,138	616	3,741
Other expense, net				(191)
Interest expense, net				(7)

	$16,876	$16,876	$725	$(477)	$1,138	$616	3,741
Current assets							6,085
Investments, goodwill deferred tax assets and other assets							2,312

Consolidated total assets							$12,138

[i]	For purposes of segmentation, Euroland has been defined as those European countries that have adopted the euro as their common currency.

[ii]	Included in Corporate and Other EBIT are intercompany fees charged to the automotive segments.

[iii]

Corporate and Other includes equity loss of $66 million [2010 - $30 million, 2009 - $nil] related to the Company’s proportionate share of the net loss in E-Car. For the year ended December 31, 2010, Corporate and Other also includes sales of $8 million and an Adjusted EBIT loss of $50 million related to E-Car prior to the deconsolidation of E-Car under the Arrangement [note 3].

Schedule of aggregates external revenues by customer

	2011	2010	2009

General Motors	$6,202	$4,731	$3,141
BMW	4,191	3,090	2,850
Fiat / Chrysler Group	3,864	3,102	1,817
Ford Motor Company	3,549	3,371	2,525
Volkswagen	3,187	2,567	2,001
Daimler AG	2,793	2,354	1,757
Other	4,962	4,250	2,785

	$28,748	$23,465	$16,876

Summary of external revenues by automotive products and services

	2011	2010	2009

Exterior and interior systems	$11,020	$8,637	$5,927
Body systems and chassis systems	6,056	4,801	3,374
Powertrain systems	3,667	3,064	2,114
Complete vehicle assembly	2,690	2,163	1,764
Vision and electronic systems	2,066	1,756	1,315
Tooling, engineering and other	2,065	2,005	1,625
Closure systems	1,184	1,039	757

	$28,748	$23,465	$16,876